UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06199

Brown Capital Management Mutual Funds
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices)   (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and address of agent for service)

With Copies to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410.837.3234

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Item 1.	REPORTS TO STOCKHOLDERS.

S E M I - A N N U A L R E P O R T

September 30, 2018

Small Company Fund International Equity Fund Mid Company Fund International Small Company Fund

Table of Contents

Schedule of Investments	1

Statements of Assets and Liabilities	11

Statements of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	18

Notes to Financial Statements	26

Fund Expenses	34

Additional Information	35

Privacy Policy	36

The Brown Capital Management Small Company Fund

Schedule of Investments	September 30, 2018 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS – 95.18%
	Business Services – 25.69%
1,810,853	ACI Worldwide, Inc.(a)	$50,957,404
1,313,445	ANSYS, Inc.(a)	245,193,913
2,419,290	Ellie Mae, Inc.(a)(b)	229,276,113
1,726,723	Guidewire Software, Inc.(a)	174,416,290
4,255,203	NIC, Inc.(b)	62,977,004
2,187,898	Paycom Software, Inc.(a)	340,021,228
2,300,438	PROS Holdings, Inc.(a)(b)	80,561,339
895,891	Q2 Holdings, Inc.(a)	54,246,200
1,073,976	Tyler Technologies, Inc.(a)	263,188,559

		1,500,838,050

	Consumer Related – 1.75%
1,431,976	Alarm.com Holdings, Inc.(a)	82,195,422
1,577,154	Zoe’s Kitchen, Inc.(a)(b)	20,061,399

		102,256,821

	Industrial Products & Systems – 19.03%
2,471,909	Balchem Corp.(b)	277,076,280
5,383,373	Cognex Corp.	300,499,881
864,645	DMC Global, Inc.(b)	35,277,516
2,087,270	Proto Labs, Inc.(a)(b)	337,615,922
2,944,811	Sun Hydraulics Corp.(b)	161,316,747

		1,111,786,346

	Information/Knowledge Management – 13.19%
1,838,316	American Software, Inc. - Class A(b)	22,298,773
2,409,354	Blackbaud, Inc.	244,501,244
4,974,023	Manhattan Associates, Inc.(a)(b)	271,581,656
2,656,668	NetScout Systems, Inc.(a)	67,080,867
4,323,754	NextGen Healthcare, Inc.(a)(b)	86,820,980
2,135,069	Vocera Communications, Inc.(a)(b)	78,100,824

		770,384,344

	Medical/Health Care – 31.65%
692,483	ABIOMED, Inc.(a)	311,444,229
1,130,420	Bio Techne Corp.	230,730,026
1,618,512	Cantel Medical Corp.	149,000,215
1,719,510	Cardiovascular Systems, Inc.(a)(b)	67,301,621
4,191,280	Endologix, Inc.(a)	8,005,345
435,981	Incyte Corp.(a)	30,117,567
1,145,514	Inogen, Inc.(a)(b)	279,642,878
579,678	iRhythm Technologies, Inc.(a)	54,872,320
2,998,663	Ironwood Pharmaceuticals, Inc.(a)	55,355,319
2,223,137	Medidata Solutions, Inc.(a)	162,978,173
2,466,110	Meridian Bioscience, Inc.(b)	36,745,039
2,692,207	Quidel Corp.(a)(b)	175,451,130
2,637,194	Veeva Systems, Inc. - Class A(a)	287,111,311

		1,848,755,173

Semi-Annual Report | September 30, 2018	1

The Brown Capital Management Small Company Fund

Schedule of Investments	September 30, 2018 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS – 95.18% (continued)
	Miscellaneous – 3.87%
3,162,963	Neogen Corp.(a)(b)	$226,246,743

Total Common Stocks (Cost $2,364,622,808)		5,560,267,477

SHORT TERM INVESTMENTS – 4.95%
288,980,577	Dreyfus Government Cash Management Institutional Shares, 1.91%(c)	288,980,577

Total Short Term Investments (Cost $288,980,577)		288,980,577

Total Value of Investments (Cost $2,653,603,385) – 100.13%		5,849,248,054
Liabilities in Excess of Other Assets – (0.13)%		(7,541,477)

Net Assets – 100.00%		$5,841,706,577

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at September 30, 2018.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	25.69%	$1,500,838,050
Cash & Equivalents	4.95%	288,980,577
Consumer Related	1.75%	102,256,821
Industrial Products & Systems	19.03%	1,111,786,346
Information/Knowledge Management	13.19%	770,384,344
Medical/Health Care	31.65%	1,848,755,173
Miscellaneous	3.87%	226,246,743
Liabilities in excess of other assets	(0.13)%	(7,541,477)

Total	100.00%	$5,841,706,577

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

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The Brown Capital Management International Equity Fund

Schedule of Investments	September 30, 2018 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS – 96.89%
	Australia – 1.59%
4,627	Cochlear, Ltd.	$671,066

	Bermuda – 0.73%
13,587	Invesco, Ltd.	310,871

	Canada – 2.50%
32,346	Canadian Natural Resources, Ltd.	1,056,789

	Denmark – 4.70%
7,460	Chr Hansen Holding A/S	757,278
26,138	Novo Nordisk A/S Class B	1,230,617

		1,987,895

	Finland – 1.56%
12,333	Kone OYJ Class B	658,971

	France – 8.30%
6,518	Dassault Systemes SE	974,345
4,442	Essilor International SA	657,309
2,362	Ingenico Group SA	179,463
3,001	Ipsen SA	504,528
7,841	Sanofi	696,987
5,438	Societe BIC SA	497,842

		3,510,474

	Germany – 7.71%
6,110	Bayerische Motoren Werke AG	551,276
19,160	Carl Zeiss Meditec AG	1,612,815
8,926	SAP SE	1,098,535

		3,262,626

	Hong Kong – 2.84%
817,146	Kingdee International Software Group Co., Ltd.	889,342
163,443	Kingsoft Corp., Ltd.	311,505

		1,200,847

	Ireland – 14.13%
24,836	Avadel Pharmaceuticals PLC(a)(b)	109,030
13,989	DCC PLC	1,269,948
13,476	ICON PLC(a)	2,071,935
14,472	Johnson Controls International PLC	506,520
5,722	Paddy Power Betfair PLC	488,299
5,363	Shire PLC	323,189
493,136	Total Produce PLC	1,208,093

		5,977,014

	Israel – 3.60%
9,854	Check Point Software Technologies, Ltd.(a)	1,159,520
16,843	Teva Pharmaceutical Industries, Ltd.(b)	362,798

		1,522,318

Semi-Annual Report | September 30, 2018	3

The Brown Capital Management International Equity Fund

Schedule of Investments	September 30, 2018 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS – 96.89% (continued)
	Italy – 1.63%
45,760	Azimut Holding SpA	$690,686

	Japan – 7.98%
17,600	CyberAgent, Inc.	937,159
35,710	Mitsubishi Estate Co., Ltd.	607,214
45,833	Rakuten, Inc.	351,271
19,867	Sapporo Holdings, Ltd.	412,832
38,102	Yamaha Motor Co., Ltd.	1,068,077

		3,376,553

	Mexico – 2.47%
105,794	Fomento Economico Mexicano SAB de CV	1,046,634

	Netherlands – 6.50%
31,097	QIAGEN NV(a)	1,177,955
25,254	Wolters Kluwer NV	1,573,960

		2,751,915

	South Africa – 1.73%
18,944	Sasol, Ltd.(b)	731,996

	Spain – 1.91%
28,686	Grifols SA	808,001

	Switzerland – 12.09%
222	Chocoladefabriken Lindt & Spruengli AG	1,556,307
434	Givaudan SA	1,067,090
9,258	Nestle SA	771,846
3,722	Roche Holding AG	901,677
2,062	Swatch Group AG	820,051

		5,116,971

	United Kingdom – 14.92%
124,623	BAE Systems PLC	1,023,008
26,077	Carnival Corp.	1,662,930
34,066	Diageo PLC	1,207,281
324,439	Man Group PLC	745,950
79,490	RELX PLC	1,674,295

		6,313,464

Total Common Stocks (Cost $31,483,955)		40,995,091

SHORT TERM INVESTMENTS – 3.42%
1,447,935	Dreyfus Government Cash Management Institutional Shares, 1.91%(c)	1,447,935

Total Short Term Investments (Cost $1,447,935)		1,447,935

Total Value of Investments (Cost $32,931,890) – 100.31%		42,443,026
Liabilities in Excess of Other Assets – (0.31)%		(131,382)

Net Assets – 100.00%		$42,311,644

(a)	Non-income producing investment.

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The Brown Capital Management International Equity Fund

Schedule of Investments	September 30, 2018 (Unaudited)

(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at September 30, 2018.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Cash & Equivalents	3.42%	$1,447,935
Communication Services	2.21%	937,159
Consumer Discretionary	11.67%	4,941,904
Consumer Staples	14.66%	6,202,993
Energy	4.23%	1,788,785
Financials	4.12%	1,747,507
Health Care	26.30%	11,127,907
Industrials	17.04%	7,204,544
Information Technology	10.91%	4,612,710
Materials	4.31%	1,824,368
Real Estate	1.44%	607,214
Liabilities in excess of other assets	(0.31)%	(131,382)

Total	100.00%	$42,311,644

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Semi-Annual Report | September 30, 2018	5

The Brown Capital Management Mid Company Fund

Schedule of Investments	September 30, 2018 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS – 98.80%
	Business Services – 21.89%
4,118	Bright Horizons Family Solutions, Inc.(a)	$485,265
4,832	Ellie Mae, Inc.(a)	457,929
5,458	Envestnet, Inc.(a)	332,665
5,267	Equifax, Inc.	687,712
2,360	Jack Henry & Associates, Inc.	377,789
11,243	RealPage, Inc.(a)	740,914
3,927	Tyler Technologies, Inc.(a)	962,351
3,134	Ultimate Software Group, Inc.(a)	1,009,743

		5,054,368

	Consumer Related – 17.59%
974	Chipotle Mexican Grill, Inc.(a)	442,702
4,958	Expedia, Inc.	646,920
17,911	LKQ Corp.(a)	567,241
8,507	Norwegian Cruise Line Holdings, Ltd.(a)	488,557
1,737	O’Reilly Automotive, Inc.(a)	603,295
5,112	Tractor Supply Co.	464,579
2,414	Ulta Beauty, Inc.(a)	681,038
7,825	Under Armour, Inc. - Class A(a)	166,046

		4,060,378

	Financial Services – 11.08%
7,717	Broadridge Financial Solutions, Inc.	1,018,258
8,711	Charles Schwab Corp.	428,146
2,560	FleetCor Technologies, Inc.(a)	583,270
4,829	T. Rowe Price Group, Inc.	527,230

		2,556,904

	Industrial Products & Systems – 14.72%
12,128	Cognex Corp.	676,985
13,939	Fastenal Co.	808,741
4,010	IPG Photonics Corp.(a)	625,840
3,813	JB Hunt Transport Services, Inc.	453,518
5,405	Quanta Services, Inc.(a)	180,419
8,664	SiteOne Landscape Supply, Inc.(a)	652,746

		3,398,249

	Information/Knowledge Management – 16.06%
2,772	ANSYS, Inc.(a)	517,477
3,194	Autodesk, Inc.(a)	498,615
5,398	Blackbaud, Inc.	547,789
7,088	Guidewire Software, Inc.(a)	715,959
8,189	Manhattan Associates, Inc.(a)	447,119
5,296	MAXIMUS, Inc.	344,558
4,670	Red Hat, Inc.(a)	636,428

		3,707,945

	Medical/Health Care – 17.46%
608	Align Technology, Inc.(a)	237,862
5,542	Cerner Corp.(a)	356,960
3,767	Edwards Lifesciences Corp.(a)	655,835
2,568	Jazz Pharmaceuticals PLC(a)	431,758
7,525	Masimo Corp.(a)	937,163

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The Brown Capital Management Mid Company Fund

Schedule of Investments	September 30, 2018 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS – 98.80% (continued)
	Medical/Health Care – 17.46% (continued)
8,361	Veeva Systems, Inc. - Class A(a)	$910,262
5,462	Zoetis, Inc.	500,101

		4,029,941

Total Common Stocks (Cost $14,893,145)		22,807,785

SHORT TERM INVESTMENTS – 1.22%
281,516	Dreyfus Government Cash Management Institutional Shares, 1.91%(b)	281,516

Total Short Term Investments (Cost $281,516)		281,516

Total Value of Investments (Cost $15,174,661) – 100.02%		23,089,301
Liabilities in Excess of Other Assets – (0.02)%		(5,139)

Net Assets – 100.00%		$23,084,162

(a)	Non-income producing investment.
(b)	Represents 7 day effective yield at September 30, 2018.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	21.89%	$5,054,368
Cash & Equivalents	1.22%	281,516
Consumer Related	17.59%	4,060,378
Financial Services	11.08%	2,556,904
Industrial Products & Systems	14.72%	3,398,249
Information/Knowledge Management	16.06%	3,707,945
Medical/Health Care	17.46%	4,029,941
Liabilities in excess of other assets	(0.02)%	(5,139)

Total	100.00%	$23,084,162

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Semi-Annual Report | September 30, 2018	7

The Brown Capital Management International Small Company Fund

Schedule of Investments	September 30, 2018 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS – 94.29%
	Argentina – 2.59%
6,906	MercadoLibre, Inc.	$2,351,286

	Australia – 3.37%
41,596	REA Group, Ltd.	2,583,716
29,521	WiseTech Global, Ltd.	471,384

		3,055,100

	Austria – 2.69%
22,250	Schoeller-Bleckmann Oilfield Equipment AG	2,439,962

	Canada – 6.17%
74,533	Descartes Systems Group, Inc.(a)	2,528,000
40,685	Kinaxis, Inc.(a)	3,059,446

		5,587,446

	Denmark – 5.29%
120,859	Ambu A/S Class B	2,903,446
68,042	NNIT A/S	1,887,790

		4,791,236

	France – 7.72%
93,991	Albioma SA	2,149,827
64,025	Interparfums SA	3,274,512
60,377	Lectra	1,573,762

		6,998,101

	Germany – 10.90%
185,570	Evotec AG(a)	3,951,466
30,827	STRATEC Biomedical AG	2,315,723
16,645	Wirecard AG	3,608,105

		9,875,294

	Hong Kong – 4.01%
2,939,000	Kingdee International Software Group Co., Ltd.	3,198,667
223,500	Lifestyle International Holdings, Ltd.	438,529

		3,637,196

	India – 3.10%
42,562	CRISIL, Ltd.	1,031,111
260,357	Emami, Ltd.	1,775,880

		2,806,991

	Ireland – 2.97%
91,624	Avadel Pharmaceuticals PLC(a)(b)	402,229
669,161	Datalex PLC	1,973,402
3,693	Paddy Power Betfair PLC	315,150

		2,690,781

	Israel – 5.06%
53,903	CyberArk Software, Ltd.(a)	4,303,615

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The Brown Capital Management International Small Company Fund

Schedule of Investments	September 30, 2018 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS – 94.29% (continued)
	Israel – 5.06% (continued)
4,749	Orbotech, Ltd.(a)	$282,281

		4,585,896

	Italy – 1.11%
66,909	Azimut Holding SpA	1,009,901

	Japan – 16.10%
130,504	Hiday Hidaka Corp.	2,625,701
106,600	Kakaku.com, Inc.	2,084,714
170,000	M3, Inc.	3,857,243
44,168	Software Service, Inc.	4,140,021
25,442	Towa Pharmaceutical Co., Ltd.	1,885,422

		14,593,101

	South Africa – 0.85%
109,690	Famous Brands, Ltd.(a)	767,064

	Switzerland – 1.24%
1,413	Partners Group Holding AG	1,120,869

	United Kingdom – 21.12%
207,688	Abcam PLC	3,876,435
103,975	Dechra Pharmaceuticals PLC	2,951,650
12,712	GW Pharmaceuticals PLC(a)(b)	2,195,871
101,747	Immunodiagnostic Systems Holdings PLC	305,020
114,169	PayPoint PLC	1,380,938
132,324	Playtech PLC	840,797
157,595	Rightmove PLC	967,479
20,879	Stallergenes Greer PLC(a)	745,428
1,139,120	Vectura Group PLC(a)	1,184,815
78,754	Victrex PLC	3,428,445
69,291	Vitec Group PLC	1,264,396

		19,141,274

Total Common Stocks (Cost $77,592,736)		85,451,498

SHORT TERM INVESTMENTS – 4.34%
3,932,978	Dreyfus Government Cash Management Institutional Shares, 1.91%(c)	3,932,978

Total Short Term Investments (Cost $3,932,978)		3,932,978

Total Value of Investments (Cost $81,525,714) – 98.63%		89,384,476
Other Assets in Excess of Liabilities – 1.37%		1,240,946

Net Assets – 100.00%		$90,625,422

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at September 30, 2018.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2018	9

The Brown Capital Management International Small Company Fund

Schedule of Investments	September 30, 2018 (Unaudited)

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	17.16%	$15,559,362
Cash & Equivalents	4.34%	3,932,978
Consumer Related	15.06%	13,653,315
Industrial Products & Systems	8.52%	7,724,450
Information/Knowledge Management	26.10%	23,647,039
Medical/Health Care	21.82%	19,765,855
Miscellaneous	5.63%	5,101,477
Other assets in excess of liabilities	1.37%	1,240,946

Total	100.00%	$90,625,422

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

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The Brown Capital Management Mutual Funds

Statements of Assets and Liabilities	September 30, 2018 (Unaudited)

	Small Company Fund	International Equity Fund		Mid Company Fund	International Small Company Fund

Assets:
Unaffiliated Investments, at cost	$1,362,173,040	$32,931,890		$15,174,661	$81,525,714
Affiliated Investments, at cost	1,291,430,345	–		–	–

Unaffiliated Investments, at value (Note 1)	$3,400,896,089	$42,443,026		$23,089,301	$89,384,476
Affiliated Investments, at value (Note 1)	2,448,351,965	–		–	–

Total Investments, at value	$5,849,248,054	$42,443,026		$23,089,301	$89,384,476
Cash	435,612	7,184		419	10,718
Foreign Cash, at value	–	–		–	100,488	**
Receivables:
Investments sold	1,416,309	62,628		–	–
Fund shares sold	8,865,145	–		3,752	1,224,617
Dividends, interest and reclaims, at value	32,914	131,688	*	4,631	78,375	**
Prepaid expenses	73,776	24,337		20,947	10,287

Total Assets	5,860,071,810	42,668,863		23,119,050	90,808,961

Liabilities:
Payables:
Investments purchased	6,769,079	296,084		–	35,554
Fund shares redeemed	5,816,109	103		–	7,349
Accrued expenses:
Advisory fees	4,862,687	18,993		1,686	40,986
Administration fees	56,620	5,370		2,485	20,971
Trustees’ fees	8,400	8,399		8,399	8,400
Custody fees	85,665	7,567		1,261	41,586
Transfer agent fees	133,780	8,870		9,217	9,021
12b-1 fees - Investor Class	429,365	630		1,873	5,568
Legal and audit fees	6,897	6,191		6,192	6,191
Printing fees	182,945	1,094		980	651
Other expenses	13,686	3,918		2,795	7,262

Total Liabilities	18,365,233	357,219		34,888	183,539

Net Assets	$5,841,706,577	$42,311,644		$23,084,162	$90,625,422

Net Assets Consist of:
Paid-in capital	$2,455,528,553	$32,695,150		$13,743,316	$82,174,879

Total distributable earnings	3,386,178,024	9,616,494		9,340,846	8,450,543

Net Assets	$5,841,706,577	$42,311,644		$23,084,162	$90,625,422

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2018	11

The Brown Capital Management Mutual Funds

Statements of Assets and Liabilities	September 30, 2018 (Unaudited)

	Small Company Fund	International Equity Fund		Mid Company Fund	International Small Company Fund

Investor Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$117.17	$14.46	(a)	$12.71	$17.23	(a)
Net Assets	$2,566,511,614	$3,054,746		$9,108,767	$27,561,528
Shares Outstanding, no par value (unlimited shares authorized)	21,904,512	211,321		716,677	1,599,858
Institutional Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$119.09	$14.50	(a)	$13.22	$17.36	(a)
Net Assets	$3,275,194,963	$39,256,898		$13,975,395	$63,063,894
Shares Outstanding, no par value (unlimited shares authorized)	27,501,586	2,708,260		1,057,393	3,631,791

*	At Cost; $131,490 for dividends and reclaims.
**	At Cost; $101,041 for Foreign Cash and $79,437 for dividends and reclaims.
(a)	Redemption price per share may be reduced for any applicable contingent redemption fees. For a description of the possible redemption fees, please see the Fund’s Prospectus.

See Notes to Financial Statements.

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The Brown Capital Management Mutual Funds

Statements of Operations	For the Six Months Ended September 30, 2018 (Unaudited)

	Small Company Fund	International Equity Fund	Mid Company Fund	International Small Company Fund

Investment Income:
Dividends	$4,023,146	$582,408	$56,147	$373,596
Dividends from affiliated investments	2,342,964	–	–	–
Foreign taxes withheld	–	(50,307)	–	(22,281)

Total Investment Income	6,366,110	532,101	56,147	351,315

Expenses:
Advisory fees (Note 2)	26,361,831	182,864	82,163	283,942
Administration fees (Note 2)	164,190	8,783	4,259	55,724
Transfer agent fees (Note 2)	409,509	19,397	20,228	21,741
Custody fees	160,011	8,474	2,511	71,868
Registration fees	56,138	15,414	17,962	22,942
12b-1 Fees - Investor Class (Note 2)	2,389,348	3,814	10,924	23,089
Legal fees (Note 2)	18,955	17,295	17,293	17,296
Audit and tax preparation fees	8,041	7,287	7,288	7,287
Trustees’ fees and expenses	14,366	14,366	14,366	14,366
Compliance services fees (Note 2)	6,780	6,780	6,780	6,780
Printing fees	172,424	870	852	752
Other expenses	31,029	4,319	3,765	6,470

Total Expenses	29,792,622	289,663	188,391	532,257
Expenses waived/reimbursed by Advisor - Investor Class (Note 2)	–	(6,203)	(31,454)	(49,361)
Expenses waived/reimbursed by Advisor - Institutional Class (Note 2)	–	(76,368)	(47,351)	(102,707)

Net Expenses	29,792,622	207,092	109,586	380,189

Net Investment Income/(Loss)	(23,426,512)	325,009	(53,439)	(28,874)

Realized and Unrealized Gain/(Loss) on:
Net realized gain from investments	88,907,921	392,584	1,086,179	662,794
Net realized gain from affiliated investments	65,076,689	–	–	–
Net realized loss from foreign currency transactions	–	(6,431)	–	(13,636)
Net change in unrealized appreciation of investments	493,117,835	749,561	1,801,216	1,964,017
Net change in unrealized appreciation of affiliated investments	438,616,950	–	–	–
Net change in unrealized depreciation of foreign currency translations	–	(2,699)	–	(1,946)

Net Realized and Unrealized Gain on Investments and
Foreign Currencies	1,085,719,395	1,133,015	2,887,395	2,611,229

Net Increase in Net Assets Resulting From Operations	$1,062,292,883	$1,458,024	$2,833,956	$2,582,355

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2018	13

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	Small Company Fund		International Equity Fund

	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018

Operations:
Net investment income/(loss)	$(23,426,512)	$(35,682,450)	$325,009	$301,215
Net realized gain/(loss) from investments and foreign
currency transactions	153,984,610	281,887,392	386,153	(151,304)
Net change in unrealized appreciation of investments and
foreign currency transactions	931,734,785	693,557,699	746,862	4,396,951

Net Increase in Net Assets Resulting from Operations	1,062,292,883	939,762,641	1,458,024	4,546,862

Distributions to Shareholders: (Note 4)(a)
Investor	–	(113,040,893)	–	(23,025)
Institutional	–	(119,706,324)	–	(330,587)

Net Decrease in Net Assets from Distributions	–	(232,747,217)	–	(353,612)

Capital Share Transactions:
Shares sold
Investor	240,611,443	328,872,917	405,318	407,256
Institutional	542,614,530	910,801,202	3,105,958	10,378,197
Reinvested dividends and distributions
Investor	–	109,668,064	–	11,881
Institutional	–	114,966,619	–	249,804
Shares redeemed, net of redemption fees (Note 1)
Investor	(255,901,532)	(759,803,766)	(332,961)	(1,645,919)
Institutional	(268,627,339)	(473,904,187)	(1,170,339)	(7,684,298)

Net Increase in Net Assets Resulting from Capital Share
Transactions	258,697,102	230,600,849	2,007,976	1,716,921

Net Increase in Net Assets	1,320,989,985	937,616,273	3,466,000	5,910,171
Net Assets:
Beginning of Period	4,520,716,592	3,583,100,319	38,845,644	32,935,473

End of Period	$5,841,706,577	$4,520,716,592 (b)	$42,311,644	$38,845,644 (c)

See Notes to Financial Statements.

14	www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	Small Company Fund		International Equity Fund

	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018

Share Information:
Investor Class:
Shares sold	2,234,508	3,705,021	28,054	29,627
Reinvested distributions	–	1,243,684	–	843
Shares redeemed	(2,347,894)	(8,582,688)	(23,038)	(122,826)

Net Increase/(Decrease) in Capital Shares	(113,386)	(3,633,983)	5,016	(92,356)
Shares Outstanding, Beginning of Period	22,017,898	25,651,881	206,305	298,661

Shares Outstanding, End of Period	21,904,512	22,017,898	211,321	206,305

Share Information:
Institutional Class:
Shares sold	4,934,748	10,009,114	215,942	749,840
Reinvested distributions	–	1,284,830	–	17,717
Shares redeemed	(2,434,327)	(5,245,825)	(81,081)	(555,792)

Net Increase in Capital Shares	2,500,421	6,048,119	134,861	211,765
Shares Outstanding, Beginning of Period	25,001,165	18,953,046	2,573,399	2,361,634

Shares Outstanding, End of Period	27,501,586	25,001,165	2,708,260	2,573,399

(a)
The prior year ended March 31, 2018 total distributions for the Brown Capital Management Small Company Fund consisted of Net Investment Income of $–, and Net Realized Gains of $232,747,217. The prior year ended March 31, 2018 total distributions for the Brown Capital Management International Equity Fund consisted of Net Investment Income of $353,612, and Net Realized Gains of $–.

(b)	The prior year ended March 31, 2018, Net Assets included accumulated net investment loss of $9,748,773 for the Brown Capital Management Small Company Fund.
(c)	The prior year ended March 31, 2018, Net Assets included accumulated net investment loss of $39,257 for the Brown Capital Management International Equity Fund.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2018	15

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	Mid Company Fund		International Small Company Fund

	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018

Operations:
Net investment loss	$(53,439)	$(82,942)	$(28,874)	$(36,717)
Net realized gain from investments and foreign currency
transactions	1,086,179	3,180,822	649,158	75,931
Net change in unrealized appreciation/(depreciation) of
investments and foreign currency transactions	1,801,216	(339,847)	1,962,071	5,278,771

Net Increase in Net Assets Resulting from Operations	2,833,956	2,758,033	2,582,355	5,317,985

Distributions to Shareholders: (Note 4)(a)
Investor	–	(1,536,502)	–	(4,242)
Institutional	–	(2,100,173)	–	(65,354)

Net Decrease in Net Assets from Distributions	–	(3,636,675)	–	(69,596)

Capital Share Transactions:
Shares sold
Investor	128,030	277,282	27,725,352	2,538,084
Institutional	63,085	117,875	38,919,668	18,121,688
Reinvested dividends and distributions
Investor	–	1,524,457	–	3,953
Institutional	–	2,100,173	–	65,335
Shares redeemed, net of redemption fees (Note 1)
Investor	(514,748)	(1,607,297)	(4,277,082)	(497,058)
Institutional	(11,868)	(948,854)	(5,288,977)	(631,973)

Net Increase/(Decrease) in Net Assets Resulting from
Capital Share Transactions	(335,501)	1,463,636	57,078,961	19,600,029

Net Increase in Net Assets	2,498,455	584,994	59,661,316	24,848,418
Net Assets:
Beginning of Period	20,585,707	20,000,713	30,964,106	6,115,688

End of Period	$23,084,162	$20,585,707 (b)	$90,625,422	$30,964,106 (c)

See Notes to Financial Statements.

16	www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	Mid Company Fund		International Small Company Fund

	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018

Share Information:
Investor Class:
Shares sold	10,952	24,332	1,639,717	169,801
Reinvested distributions	–	141,284	–	278
Shares redeemed	(43,513)	(136,332)	(249,837)	(36,215)

Net Increase/(Decrease) in Capital Shares	(32,561)	29,284	1,389,880	133,864
Shares Outstanding, Beginning of Period	749,238	719,954	209,978	76,114

Shares Outstanding, End of Period	716,677	749,238	1,599,858	209,978

Share Information:
Institutional Class:
Shares sold	5,224	10,072	2,258,515	1,278,865
Reinvested distributions	–	187,516	–	4,566
Shares redeemed	(959)	(77,803)	(308,323)	(46,515)

Net Increase in Capital Shares	4,265	119,785	1,950,192	1,236,916
Shares Outstanding, Beginning of Period	1,053,128	933,343	1,681,599	444,683

Shares Outstanding, End of Period	1,057,393	1,053,128	3,631,791	1,681,599

(a)
The prior year ended March 31, 2018 total distributions for the Brown Capital Management Mid Company Fund consisted of Net Investment Income of $–, and Net Realized Gains of $3,636,675. The prior year ended March 31, 2018 total distributions for the Brown Capital Management International Small Company Fund consisted of Net Investment Income of $–, and Net Realized Gains of $69,596.

(b)	The prior year ended March 31, 2018, Net Assets included accumulated net investment loss of $0 for the Brown Capital Management Mid Company Fund.
(c)	The prior year ended March 31, 2018, Net Assets included accumulated net investment loss of $4,883 for the Brown Capital Management International Small Company Fund.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2018	17

The Brown Capital Management Small Company Fund

Financial Highlights	For a share outstanding throughout the periods presented.

Investor Class	For the Six Months Ended September 30, 2018 (Unaudited)		For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014

Net Asset Value, Beginning of Year	$95.37		$79.90	$67.50	$75.13	$72.39	$57.91

Income/(Loss) from Investment Operations:
Net Investment Loss(a)	(0.54)		(0.88)	(0.63)	(0.54)	(0.47)	(0.54)
Net Realized and Unrealized Gain/(Loss) on Investments	22.34		21.65	17.10	(0.56)	7.12	16.22

Total from Investment Operations	21.80		20.77	16.47	(1.10)	6.65	15.68

Less Distributions:
Distributions (from capital gains)	–		(5.30)	(4.07)	(6.53)	(3.91)	(1.20)

Total Distributions	–		(5.30)	(4.07)	(6.53)	(3.91)	(1.20)

Net Asset Value, End of Year	$117.17		$95.37	$79.90	$67.50	$75.13	$72.39

Total Return(b)	22.86%	(c)	26.54%	24.75%	(1.87% )	9.59%	27.12%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$2,566,512		$2,099,756	$2,049,694	$1,792,557	$2,068,125	$2,295,960
Average Net Assets for the Year (000s)	$2,385,363		$2,074,586	$2,021,964	$1,898,838	$2,020,100	$2,089,066
Ratio of Expenses to Average Net Assets(d)	1.24%	(e)	1.25%	1.28%	1.26%	1.25%	1.25%
Ratio of Net Investment Loss to Average Net Assets	(1.00%	)(e)	(0.98% )	(0.84% )	(0.74% )	(0.65% )	(0.81% )
Portfolio Turnover Rate	6%	(c)	12%	14%	22%	11%	5%

(a)	Calculated using average shares method.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Not Annualized.
(d)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(e)	Annualized.

See Notes to Financial Statements.

18	www.browncapital.com

The Brown Capital Management Small Company Fund

Financial Highlights	For a share outstanding throughout the periods presented.

Institutional Class	For the Six Months Ended September 30, 2018 (Unaudited)		For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014

Net Asset Value, Beginning of Year	$96.83		$80.91	$68.17	$75.66	$72.74	$58.06

Income/(Loss) from Investment Operations:
Net Investment Loss(a)	(0.44)		(0.71)	(0.49)	(0.39)	(0.32)	(0.41)
Net Realized and Unrealized Gain/(Loss) on Investments	22.70		21.93	17.30	(0.57)	7.15	16.29

Total from Investment Operations	22.26		21.22	16.81	(0.96)	6.83	15.88

Less Distributions:
Distributions (from capital gains)	–		(5.30)	(4.07)	(6.53)	(3.91)	(1.20)

Total Distributions	–		(5.30)	(4.07)	(6.53)	(3.91)	(1.20)

Net Asset Value, End of Year	$119.09		$96.83	$80.91	$68.17	$75.66	$72.74

Total Return(b)	22.99%	(c)	26.77%	25.01%	(1.66% )	9.80%	27.40%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$3,275,195		$2,420,961	$1,533,407	$860,998	$660,774	$567,372
Average Net Assets for the Year (000s)	$2,879,788		$1,956,032	$1,091,159	$735,089	$599,850	$380,193
Ratio of Expenses to Average Net Assets	1.04%	(d)	1.05%	1.08%	1.06%	1.05%	1.05%
Ratio of Net Investment Loss to Average Net Assets	(0.80%	)(d)	(0.78% )	(0.65% )	(0.53% )	(0.45% )	(0.60% )
Portfolio Turnover Rate	6%	(c)	12%	14%	22%	11%	5%

(a)	Calculated using average shares method.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2018	19

The Brown Capital Management International Equity Fund

Financial Highlights	For a share outstanding throughout the periods presented.

Investor Class	For the Six Months Ended September 30, 2018 (Unaudited)		For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014

Net Asset Value, Beginning of Year	$13.96		$12.38	$12.41	$12.63	$12.59	$10.35

Income/(Loss) from Investment Operations:
Net Investment Income(a)	0.10		0.10	0.16	0.12	0.10	0.02
Net Realized and Unrealized Gain/(Loss) on Investments	0.40		1.59	0.02	(0.36)	(0.05)	2.38

Total from Investment Operations	0.50		1.69	0.18	(0.24)	0.05	2.40

Less Distributions:
Distributions (from net investment income)	–		(0.11)	(0.21)	(0.04)	(0.01)	(0.16)

Total Distributions	–		(0.11)	(0.21)	(0.04)	(0.01)	(0.16)

Redemption Fees Added to Paid-in Capital (Note 1)	–		0.00 (b)	0.00 (b)	0.06	0.00 (b)	–

Net Asset Value, End of Year	$14.46		$13.96	$12.38	$12.41	$12.63	$12.59

Total Return(c)	3.58%	(d)	13.64%	1.60%	(1.44% )	0.40%	23.31%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$3,055		$2,879	$3,696	$4,324	$1,671	$7,805
Average Net Assets for the Year (000s)	$3,044		$3,091	$4,479	$1,975	$4,014	$6,959
Ratio of Expenses to Average Net Assets
Excluding Fee Waivers and Reimbursements(e)	1.66%	(f)	1.76%	1.87%	2.04%	2.84%	3.47%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(e)	1.25%	(f)	1.25%	1.25%	1.25%	1.60% (g)	2.00%
Ratio of Net Investment Income to Average Net Assets	1.39%	(f)	0.77%	1.33%	0.97%	0.79%	0.20%
Portfolio Turnover Rate	3%	(d)	5%	2%	2%	12%	9%

(a)	Calculated using average shares method.
(b)	Less than $0.005 per share.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.
(e)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(f)	Annualized.
(g)	Effective June 30, 2014, the net expense limitation changed from 1.75% to 1.00%, excluding 12b-1 fees.

See Notes to Financial Statements.

20	www.browncapital.com

The Brown Capital Management International Equity Fund

Financial Highlights	For a share outstanding throughout the periods presented.

Institutional Class	For the Six Months Ended September 30, 2018 (Unaudited)		For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015(a)

Net Asset Value, Beginning of Period	$13.98		$12.38	$12.38	$12.64	$12.56

Income/(Loss) from Investment Operations:
Net Investment Income(b)	0.12		0.11	0.19	0.10	0.03
Net Realized and Unrealized Gain/(Loss) on Investments	0.40		1.62	0.05	(0.28)	0.09	(c)

Total from Investment Operations	0.52		1.73	0.24	(0.18)	0.12

Less Distributions:
Distributions (from net investment income)	–		(0.13)	(0.24)	(0.08)	(0.04)

Total Distributions	–		(0.13)	(0.24)	(0.08)	(0.04)

Redemption Fees Added to Paid-in Capital (Note 1)	0.00	(d)	0.00 (d)	0.00 (d)	0.00 (d)	–

Net Asset Value, End of Period	$14.50		$13.98	$12.38	$12.38	$12.64

Total Return(e)	3.72%	(f)	13.97%	2.09%	(1.47% )	0.94%	(f)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$39,257		$35,967	$29,239	$29,676	$13,266
Average Net Assets for the Period (000s)	$37,500		$33,521	$29,244	$21,936	$12,783
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	1.41%	(g)	1.51%	1.61%	1.79%	2.54%	(g)
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.00%	(g)	1.00%	1.00%	1.00%	1.00%	(g)
Ratio of Net Investment Income to Average Net Assets	1.62%	(g)	0.83%	1.56%	0.79%	0.37%	(g)
Portfolio Turnover Rate	3%	(f)	5%	2%	2%	12%	(f)(h)

(a)	The Fund began offering Institutional Class Shares on August 1, 2014.
(b)	Calculated using average shares method.
(c)
The amount of net realized and unrealized gain on investment per share for the period ended March 31, 2015 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(d)	Less than $0.005 per share.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Not Annualized.
(g)	Annualized.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended March 31, 2015.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2018	21

The Brown Capital Management Mid Company Fund

Financial Highlights	For a share outstanding throughout the periods presented.

Investor Class	For the Six Months Ended September 30, 2018 (Unaudited)		For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014

Net Asset Value, Beginning of Year	$11.17		$11.90	$11.42	$26.49	$26.92	$21.87

Income/(Loss) from Investment Operations:
Net Investment Loss(a)	(0.04)		(0.07)	(0.06)	(0.08)	(0.15)	(0.14)
Net Realized and Unrealized Gain/(Loss) on Investments	1.58		1.76	1.15	(3.77)	1.53	5.19

Total from Investment Operations	1.54		1.69	1.09	(3.85)	1.38	5.05

Less Distributions:
Distributions (from capital gains)	–		(2.42)	(0.61)	(11.22)	(1.81)	–

Total Distributions	–		(2.42)	(0.61)	(11.22)	(1.81)	–

Net Asset Value, End of Year	$12.71		$11.17	11.90	11.42	26.49	26.92

Total Return(b)	13.79%	(c)	14.90%	9.83%	(15.04% )	5.60%	23.09%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$9,109		$8,369	$8,569	$11,954	$23,163	$29,763
Average Net Assets for the Year (000s)	$8,719		$8,316	$9,848	$17,647	$28,207	$28,217
Ratio of Expenses to Average Net Assets
Excluding Fee Waivers and Reimbursements(d)	1.87%	(e)	2.00%	1.96%	1.60%	1.28%	1.27%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of Net Investment Loss to Average Net Assets	(0.64%	)(e)	(0.56% )	(0.53% )	(0.43% )	(0.57% )	(0.58)
Portfolio Turnover Rate	11%	(c)	28%	45%	37%	41%	16%

(a)	Calculated using average shares method.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Not Annualized.
(d)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(e)	Annualized.

See Notes to Financial Statements.

22	www.browncapital.com

The Brown Capital Management Mid Company Fund

Financial Highlights	For a share outstanding throughout the periods presented.

Institutional Class	For the Six Months Ended September 30, 2018 (Unaudited)		For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014

Net Asset Value, Beginning of Year	$11.60		$12.25	$11.70	$26.77	$27.11	$21.94

Income/(Loss) from Investment Operations:
Net Investment Loss(a)	(0.02)		(0.04)	(0.03)	(0.02)	(0.08)	(0.08)
Net Realized and Unrealized Gain/(Loss) on Investments	1.64		1.81	1.19	(3.83)	1.55	5.25

Total from Investment Operations	1.62		1.77	1.16	(3.85)	1.47	5.17

Less Distributions:
Distributions (from capital gains)	–		(2.42)	(0.61)	(11.22)	(1.81)	–

Total Distributions	–		(2.42)	(0.61)	(11.22)	(1.81)	–

Net Asset Value, End of Year	$13.22		$11.60	$12.25	$11.70	$26.77	$27.11

Total Return(b)	13.97%	(c)	15.14%	10.20%	(14.87% )	5.90%	23.56%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$13,975		$12,217	$11,432	$11,373	$56,385	$53,052
Average Net Assets for the Year (000s)	$13,145		$11,502	$10,675	$21,677	$53,622	$45,629
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	1.62%	(d)	1.75%	1.72%	1.35%	1.04%	1.02%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	0.90%	(d)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Loss to Average Net Assets	(0.39%	)(d)	(0.31% )	(0.27% )	(0.08% )	(0.30% )	(0.33%	)
Portfolio Turnover Rate	11%	(c)	28%	45%	37%	41%	16%

(a)	Calculated using average shares method.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2018	23

The Brown Capital Management International Small Company Fund

Financial Highlights	For a share outstanding throughout the periods presented.

Investor Class	For the Six Months Ended September 30, 2018 (Unaudited)		For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Period Ended March 31, 2016(a)

Net Asset Value, Beginning of Period	$16.27		$11.70	$10.31	$10.00

Income/(Loss) from Investment Operations:
Net Investment Loss(b)	(0.02)		(0.05)	(0.03)	(0.02)
Net Realized and Unrealized Gain on Investments	0.98		4.66	1.64	0.33

Total from Investment Operations	0.96		4.61	1.61	0.31

Less Distributions:
Distributions (from capital gains)	–		(0.04)	(0.22)	–

Total Distributions	–		(0.04)	(0.22)	–

Redemption Fees Added to Paid-in Capital (Note 1)	0.00	(c)	0.00 (c)	–	–

Net Asset Value, End of Period	$17.23		$16.27	$11.70	$10.31

Total Return(d)	5.90%	(e)	39.49%	15.84%	3.10%	(e)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$27,562		$3,417	$891	$319
Average Net Assets for the Period (000s)	$18,553		$1,465	$590	$157
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements(f)	2.03%	(g)	3.73%	7.99%	13.59%	(g)
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(f)	1.50%	(g)	1.50%	1.50%	1.50%	(g)
Ratio of Net Investment Loss to Average Net Assets	(0.28%	)(g)	(0.36% )	(0.28% )	(0.31%	)(g)
Portfolio Turnover Rate	5%	(e)	3%	11%	–%	(e)(h)

(a)	The Fund began offering Investor Class Shares on September 30, 2015.
(b)	Calculated using average shares method.
(c)	Less than $0.005 per share.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Not Annualized.
(f)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on September 30, 2015.
(g)	Annualized.
(h)	Less than 0.5%.

See Notes to Financial Statements.

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The Brown Capital Management International Small Company Fund

Financial Highlights	For a share outstanding throughout the periods presented.

Institutional Class	For the Six Months Ended September 30, 2018 (Unaudited)		For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Period Ended March 31, 2016(a)

Net Asset Value, Beginning of Period	$16.38		$11.75	$10.32	$10.00

Income/(Loss) from Investment Operations:
Net Investment Income/(Loss)(b)	(0.00	)(c)	(0.03)	0.00 (c)	(0.02)
Net Realized and Unrealized Gain on Investments	0.98		4.70	1.65	0.34

Total from Investment Operations	0.98		4.67	1.65	0.32

Less Distributions:
Distributions (from capital gains)	–		(0.04)	(0.22)	–

Total Distributions	–		(0.04)	(0.22)	–

Redemption Fees Added to Paid-in Capital (Note 1)	0.00	(c)	0.00 (c)	–	–

Net Asset Value, End of Period	$17.36		$16.38	$11.75	$10.32

Total Return(d)	5.98%	(e)	39.84%	16.21%	3.20%	(e)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$63,064		$27,547	$5,225	$2,525
Average Net Assets for the Period (000s)	$38,400		$14,171	$3,772	$2,201
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	1.78%	(f)	3.09%	7.83%	13.34%	(f)
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.25%	(f)	1.25%	1.25%	1.25%	(f)
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.02%	)(f)	(0.22% )	0.03%	(0.33%	)(f)
Portfolio Turnover Rate	5%	(e)	3%	11%	–%	(e)(g)

(a)	The Fund began offering Institutional Class Shares on September 30, 2015.
(b)	Calculated using average shares method.
(c)	Less than $0.005 per share.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Not Annualized.
(f)	Annualized.
(g)	Less than 0.5%.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2018	25

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2018 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report are classified as a diversified, open end management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current in come is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011, the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non U.S. based companies. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014, the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies with total operating revenues of $500 million to $10 billion at the time of initial investment. Beginning in October 2018, the Mid Company Fund revised its investment strategy to state that the Fund will seek its investment objective by investing in equity securities of companies that have total operating revenues of $500 million to $5 billion at the time of initial investment. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011, the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional shares classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with United States generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over-the-counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to a Fund’s net asset value calculation; (iii) the exchange on which the security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

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The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2018 (Unaudited)

Fair Value Measurement
In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of September 30, 2018:

Small Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$5,560,267,477	$–	$–	$5,560,267,477
Short Term Investments	288,971,469	–	–	288,971,469

Total	$5,849,238,946	$–	$–	$5,849,238,946

International Equity Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$40,995,092	$–	$–	$40,995,092
Short Term Investments	1,451,778	–	–	1,451,778

Total	$42,446,870	$–	$–	$42,446,870

Mid Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$22,807,786	$–	$–	$22,807,786
Short Term Investments	285,411	–	–	285,411

Total	$23,093,197	$–	$–	$23,093,197

Semi-Annual Report | September 30, 2018	27

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2018 (Unaudited)

International Small Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$85,451,498	$–	$–	$85,451,498
Short Term Investments	3,936,800	–	–	3,936,800

Total	$89,388,298	$–	$–	$89,388,298

* See Schedule of Investments for industry/country classifications.

For the six months ended September 30, 2018, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International Equity Fund and International Small Company Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

In-Kind Subscriptions
On June 20, 2018, the Small Company Fund received portfolio securities rather than cash as payment for certain subscriptions of Fund shares (in-kind subscriptions). The proceeds for the in-kind subscriptions, which are included in Subscriptions of shares in the Statements of Changes in Net Assets, were $2,499,997 and represented 0.05% of the Fund’s net assets on June 20, 2018.

Affiliated Companies
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the six months ended September 30, 2018, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are considered affiliates of that Fund for purposes of the 1940 Act.

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The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2018 (Unaudited)

Brown Capital Management Small Company Fund

						Share	Market
	Share					Balance	Value
	Balance					as of	as of		Change in
	as of April		Purchases			September	September		Unrealized	Realized
Security Name	1, 2018	Purchases	In-Kind	Sales	Cash Merger	30, 2018	30, 2018	Dividends	Gain (Loss)	Gain/(Loss)

American Software, Inc.	1,837,432	–	884	–	–	1,838,316	$22,298,773	$404,332	$(1,601,244)	$–
Balchem Corp.	2,042,086	428,649	1,174	–	–	2,471,909	277,076,280	–	70,742,519	–
Cardiovascular Systems, Inc.	1,157,217	561,734	559	–	–	1,719,510	67,301,621	–	20,996,672	–
DMC Global, Inc.	864,226	–	419	–	–	864,645	35,277,516	34,577	12,140,028	–
Ellie Mae, Inc.	1,451,030	967,324	936	–	–	2,419,290	229,276,113	–	(2,586,214)	–
Inogen, Inc.	1,093,926	51,057	531	–	–	1,145,514	279,642,878	–	134,318,441	–
Manhattan Associates, Inc.	4,533,141	438,468	2,414	–	–	4,974,023	271,581,656	–	62,307,865	–
Meridian Bioscience, Inc.	2,464,906	–	1,204	–	–	2,466,110	36,745,039	616,377	1,723,147	–
Neogen Corp.	3,629,370	–	1,536	(467,943)	–	3,162,963	226,246,743	–	6,035,524	11,663,246
NextGen Healthcare, Inc.(a)	4,321,657	–	2,097	–	–	4,323,754	86,820,980	–	27,788,317	–
NIC, Inc.	4,253,139	–	2,064	–	–	4,255,203	62,977,004	680,667	5,685,627	–
PROS Holdings, Inc.	1,991,740	307,579	1,119	–	–	2,300,438	80,561,339	–	5,202,607	–
Proto Labs, Inc.	2,200,654	–	1,069	(114,453)	–	2,087,270	337,615,922	–	89,849,058	7,179,521
Quidel Corp.	2,520,402	170,581	1,224	–	–	2,692,207	175,451,130	–	32,636,633	–
Sun Hydraulics Corp.	2,420,073	523,310	1,428	–	–	2,944,811	161,316,747	482,840	5,274,164	–
Vocera Communications, Inc.	1,618,110	515,926	1,033	–	–	2,135,069	78,100,824	–	27,099,635	–
Zoe’s Kitchen, Inc.	1,576,390	–	764	–	–	1,577,154	20,061,399	–	(2,708,763)	–

							$2,448,351,965	$2,218,793	$494,904,016	$18,842,767

Investments no longer affiliated as of September 30, 2018

Abraxis, Inc.	1,282,828	–	326	(609,206)	(673,948)	–	$–	$124,171	$(62,061,857)	$31,747,140
Endologix, Inc.	4,189,227	–	2,053	–	–	4,191,280	8,005,345	–	(9,728,224)	–
Geospace Technologies Corp.	702,420	–	–	(702,420)	–	–	–	–	15,503,015	14,486,782

Subtotal							$8,005,345	$124,171	$(56,287,066)	$46,233,922

GRAND TOTAL							$2,456,357,310	$2,342,964	$438,616,950	$65,076,689

(a)	Quality Systems, Inc. changed its name to NextGen Healthcare on 09/10/2018

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the high cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf, as well as a portion of general Trust expenses, which are allocated according to methods reviewed annually by the Trustees. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measurement. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Funds’ are charged to the operations of such class.

Semi-Annual Report | September 30, 2018	29

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2018 (Unaudited)

Dividend Distributions
Each of the Funds may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Fees on Redemptions
The redemption fee is not a fee to finance sales or sales promotion expense, but is paid to the International Equity Fund and the International Small Company Fund to defray the costs of liquidating an investor and discouraging short term trading of the Funds’ shares. No redemption fee will be imposed on redemptions initiated by the Funds. During the six months ended September 30, 2018, the International Equity Fund and the International Small Company Fund had redemption fees of $172 and $5,953, respectively.

2. TRANSACTIONS WITH RELATED PARTIES AND OTHER SERVICE PROVIDERS

Advisor
Each Fund pays a monthly advisory fee to Brown Capital Management, LLC (the “Advisor”) based upon the average daily net assets of each Fund and is calculated at the following annual rates:

	Advisory Fees

			Expense	Advisory
Fund	Average Net Assets	Rate	Limitation Ratio	Fees Waived	Expenses Reimbursed

Small Company Fund	On all assets	1.00%	1.25%	$–	$–
International Equity Fund	First $100 million	0.90%	1.00%
	Over $100 million	0.75%		188,385	–
Mid Company Fund	On all assets	0.75%	0.90%	148,620	19,961
International Small Company Fund	On all assets	1.00%	1.25%	155,734	137,867

In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds (“Expense Limitation Agreements”), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) do not exceed certain limits, which are (at the time this report is being produced) for the Small Company Fund, the International Equity Fund, the Mid Company Fund and the International Small Company Fund, 1.25%, 1.00%, 0.90% and 1.25% of the average daily net assets of those Funds, respectively.

Each of the Funds may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements during any of the previous three (3) fiscal years, provided that the particular Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular Fund to exceed the percentage limits as described above. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular Fund’s assets exceed $20 million for the Small Company Fund, the International Equity Fund and the International Small Company Fund or $15 million for the Mid Company Fund; (ii) the particular Fund’s total annual expense ratio is less than the percentage described above and does not

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The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2018 (Unaudited)

exceed the Fund’s expense limitation at the time of recovery; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis. The amounts waived/reimbursed can be recouped up to three years from the date incurred.

Fund	Expires 2019	Expires 2020	Expires 2021	Expires 2022

Small Company Fund	$–	$–	$–	$–
International Equity Fund	189,191	206,394	188,385	82,571
Mid Company Fund	177,320	167,978	168,581	78,805
International Small Company Fund	143,356	286,299	293,601	152,068

Administrator
ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) serves as the Trust’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement (“Administration Agreement”) with the Trust. As compensation for its services to the Trust, ALPS receives an annual administration fee.

Compliance Services
The principal owner of Watermark Solutions, LLC serves as the Trust’s Chief Compliance Officer pursuant to an agreement with the Trust. As compensation for its services to the Trust, Watermark Solutions, LLC receives an annual compliance services fee. ALPS provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Administration Agreement for these services.

Transfer Agent
ALPS serves as transfer, dividend paying, and shareholder servicing agent for the Funds pursuant to a Transfer Agency and Services Agreement. ALPS is compensated under this agreement for these services.

Distributor
ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter of the Trust’s shares.

12b-1 Plan
Each Fund has adopted, with respect to its Investor Class shares, a plan pursuant to Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders. Payments under a Plan are made to the distributor, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund. The amount payable by the Mid Company Fund, the International Equity Fund and the International Small Company Fund under the Plan is 0.25% of average daily net assets for the year and 0.20% of average daily net assets for the Small Company Fund. The Plans are compensation plans, which means that payments are made to the Distributor regardless of 12b-1 expenses actually incurred. Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan. The Distributor may reimburse the Advisor for expenditures that it incurs for marketing and distributions related services for the Funds. It is also possible that 12b-1 expenses for a period will exceed the payments made to the Distributor by the Funds, in which case the Advisor may pay such excess expenses out of its own resources. The Plans require that the Distributor act in the Funds’ best interests in expending the payments it receives from the Funds and use payments solely for the purpose of paying distribution expenses on behalf of the Funds. The Funds’ Distributor verifies all payment amounts to be made to brokers that have properly executed dealer agreements with the Funds before such payments are made.

Legal Counsel to the Trust
Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the managing partner of Practus, LLP, but he receives no direct special compensation from the Trust or the Funds for serving as an officer of the Trust.

One Trustee and certain officers of the Trust are also employees and/or officers of the Advisor.

Semi-Annual Report | September 30, 2018	31

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2018 (Unaudited)

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended September 30, 2018, the aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown in the following table.

	Purchases of	Proceeds From
Fund	Securities	Sales of Securities

Small Company Fund	$443,090,611	$299,629,674
International Equity Fund	3,417,141	1,263,417
Mid Company Fund	2,377,225	2,601,540
International Small Company Fund	56,274,642	2,998,794

For the six months ended September 30, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Proceeds From
	Purchases of	Sales of
Fund	Securities	Securities

Small Company Fund	$ 2,499,997	$ –

4. FEDERAL INCOME TAX

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Funds recognize the tax benefit or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions in the open tax years of 2016-2018 and as of and during the six months ended September 30, 2018, and determined that the Funds do not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

At September 30, 2018, the tax-basis cost of investments were as follows:

	Small Company Fund	International Equity Fund	Mid Company Fund	International Small Company Fund

Gross unrealized appreciation (excess of value over tax cost)	$3,276,719,508	$11,014,719	$7,900,161	$12,239,261
Gross unrealized depreciation (excess of tax cost over value)	(84,654,380)	(1,712,224)	(135,400)	(4,407,218)

Net unrealized appreciation	$3,192,065,128	$9,302,495	$7,764,761	$7,832,043

Cost of investments for income tax purposes	$2,657,173,818	$33,144,375	$15,328,436	$81,556,255

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales and tax basis of passive foreign investment companies. Pursuant to federal income tax regulations applicable to investment companies, recognition of capital and ordinary losses on certain transactions is deferred until the subsequent tax year. As of March 31, 2018, International Equity Fund elects to defer to the period ending March 31, 2019, capital losses recognized during the period November 1, 2017 to March 31, 2018 in the amount of $42,642.

Small Company Fund and International Small Company Fund elect to defer to the period ending March 31, 2019, late year ordinary losses in the amounts of $9,748,773 and $1,017, respectively.

Capital Loss Carryforwards – Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

32	www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2018 (Unaudited)

Brown Capital Management International Equity Fund had post-enactment capital losses for short-term in the amount of $47,722 and long-term in the amount of $331,506.

Distributions during the fiscal year shown were characterized for tax purposes as follows:

	Small Company Fund		International Equity Fund		Mid Company Fund		International Small Company Fund
Distributions Paid From:	2018	2017	2018	2017	2018	2017	2018	2017

Ordinary Income	$–	$–	$353,612	$580,723	$39,923	$–	$55,420	$97,274
Long-term capital gains	232,747,217	173,097,000	–	–	3,596,752	1,000,982	14,176	–

Total	$232,747,217	$173,097,000	$353,612	$580,723	$3,636,675	$1,000,982	$69,596	$97,274

5. COMMITMENTS AND CONTINGENCIES

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

6. TRUSTEE AND OFFICER FEES

Officers of the Trust, except the Chief Compliance Officer, and Trustees who are interested persons of the Trust, will receive no salary or fees from the Funds for their services to the Trust. As of September 30, 2018, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Each Independent Trustee of the Trust receives a $29,000 annual retainer and a $1,500 per meeting fee. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

7. SUBSEQUENT EVENTS

The Funds evaluated subsequent events from September 30, 2018, the date of these financial statements, through the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Semi-Annual Report | September 30, 2018	33

The Brown Capital Management Mutual Funds

Fund Expenses	September 30, 2018 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds by comparing these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expense Ratio(a)	Expenses Paid During Period April 1, 2018 to September 30, 2018(b)

Small Company Fund
Investor
Actual	$1,000.00	$1,228.60	1.24%	$6.93
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	1.24%	$6.28
Institutional
Actual	$1,000.00	$1,229.90	1.04%	$5.81
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	1.04%	$5.27

International Equity Fund
Investor
Actual	$1,000.00	$1,035.80	1.25%	$6.38
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	1.25%	$6.33
Institutional
Actual	$1,000.00	$1,037.20	1.00%	$5.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	1.00%	$5.06

Mid Company Fund
Investor
Actual	$1,000.00	$1,137.90	1.15%	$6.16
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	1.15%	$5.82
Institutional
Actual	$1,000.00	$1,139.70	0.90%	$4.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	0.90%	$4.56

International Small Company Fund
Investor
Actual	$1,000.00	$1,059.00	1.50%	$7.74
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	1.50%	$7.59
Institutional
Actual	$1,000.00	$1,059.80	1.25%	$6.45
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	1.25%	$6.33

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 365.

34	www.browncapital.com

The Brown Capital Management Mutual Funds

Additional Information	September 30, 2018 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Proxy Voting and Disclosure Policy are included as Appendix A to the Funds’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 1-877-892-4226 and (2) on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. Additionally, you may obtain copies of the Funds’ Form N-Q by calling the Funds at 1-877-892-4226. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

Semi-Annual Report | September 30, 2018	35

The Brown Capital Management Mutual Funds

Privacy Policy	September 30, 2018 (Unaudited)

FACTS	WHAT DOES THE BROWN CAPITAL MANAGEMENT MUTUAL FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number and assets

•  Account balances and transaction history

•  Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Brown Capital Management Mutual Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-892-4226

36	www.browncapital.com

The Brown Capital Management Mutual Funds

Privacy Policy	September 30, 2018 (Unaudited)

Who we are
Who is providing this notice?	The Brown Capital Management Mutual Funds, on behalf of each of its series: The Brown Capital Management Small Company Fund, The Brown Capital Management Mid Company Fund, The Brown Capital Management International Equity Fund and The Brown Capital Management International Small Company Fund.
What we do
How do The Brown Capital Management Mutual Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.
How does The Brown Capital Management Mutual Funds collect my personal information?	We collect your personal information, for example, when you

•  Open an account or give us your account information
•  Make deposits or withdrawals from our account
•  Pay us by check or make a wire transfer

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

•  sharing for affiliates’ everyday business purposes – information about your creditworthiness
•   affiliates from using your information to market to you
•   sharing for non affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
•  Brown Capital Management, LLC, the investment advisor, is an affiliate of The Brown Capital Management Mutual Funds.

Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
•  The Brown Capital Management Mutual Funds do not share information with nonaffiliates so they can market to you.

Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Brown Capital Management Mutual Funds do not jointly market.

Semi-Annual Report | September 30, 2018	37

Must be accompanied or preceded by a prospectus.
Funds distributed by ALPS Distributors, Inc. 1290 Broadway, Suite 1100, Denver, CO 80203

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures (as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer,
Brown Capital Management Mutual Funds

Date: November 29, 2018

By: (Signature and Title)	/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer,
Brown Capital Management Mutual Funds

Date: November 29, 2018